STOCKS (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
SHAREHOLDERS' DEFICIT
Common shares, shares authorized	36,610,000	36,610,000	22,084,561
Common stock, par value | $ / shares	$ 0.00001
Common shares, shares issued	12,452,057	12,436,432	9,000,000
Common shares, shares outstanding	12,452,057	12,436,432	9,000,000
Number of votes per common share | Vote	1